Jointly Owned Generation Units	12 Months Ended
Dec. 31, 2016
Regulated Operations [Abstract]
Jointly Owned Generation Units

Note 5 — Jointly Owned Generation Units
Cleco Power operates electric generation units that are jointly owned with other utilities. The joint-owners are responsible for their own share of the capital and the operating and maintenance costs of the respective units. Cleco Power’s share of the direct expenses of the jointly owned generation units is included in the operating expenses of the consolidated statements of income.
At the date of the Merger, the gross balance of jointly owned generation units at Cleco was adjusted to be net of accumulated depreciation, as no accumulated depreciation existed on the date of the Merger. Since pushdown accounting was not elected at the Cleco Power level, Cleco Power retained its accumulated depreciation. For more information about merger related adjustments, see Note 3 — “Business Combinations.”
At December 31, 2016, the investment in and accumulated depreciation for each generating unit on Cleco and Cleco Power’s Consolidated Balance Sheets were as follows:

Cleco
		SUCCESSOR
		AT DEC. 31, 2016
(THOUSANDS, EXCEPT PERCENTAGES AND MW)	RODEMACHER UNIT 2	DOLET HILLS	TOTAL
Utility plant in service	$70,136	$177,201	$247,337
Accumulated depreciation	$1,530	$5,783	$7,313
Construction work in progress	$166	$3,193	$3,359
Ownership interest percentage	30%	50%
Nameplate capacity (MW)	523	650
Ownership interest (MW)	157	325

Cleco Power
		AT DEC. 31, 2016
(THOUSANDS, EXCEPT PERCENTAGES AND MW)	RODEMACHER UNIT 2	DOLET HILLS	TOTAL
Utility plant in service	$144,316	$394,698	$539,014
Accumulated depreciation	$75,710	$223,280	$298,990
Construction work in progress	$166	$3,193	$3,359
Ownership interest percentage	30%	50%
Nameplate capacity (MW)	523	650
Ownership interest (MW)	157	325